Document and Entity Information	9 Months Ended
Mar. 31, 2012
Document And Entity Information
Entity Registrant Name	Viggle Inc.
Entity Central Index Key	0000725876
Document Type	S-1
Document Period End Date	Mar 31, 2012
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations.
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2010
ASSETS
Cash and Cash equivalents	$ 4,297	$ 3,794	$ 0
Accounts receivable	603	0	0
Prepaid expenses	1,013	46	0
Other receivables	959	29	0
TOTAL CURRENT ASSETS	6,872	3,869	0
Restricted cash	695	695	0
Interest in corporate jet, net	1,269	1,511	0
Capitalized software costs	3,801	317	0
Property & equipment, net	2,584	79	0
Intellectual property, net	4,034	0	0
Goodwill	3,015	0	0
Other assets	40	0	0
TOTAL ASSETS	22,310	6,471	0
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued expenses	4,028	1,105	78
Reward points payable	1,983	0	0
Other current liabilities	244	0	0
Deferred revenue	681	0	0
Current portion of loan payable	38	49	0
TOTAL CURRENT LIABILITIES	6,974	1,154	78
Loans payable, less current portion	865	891	0
Other long-term liabilities	1,272	342	0
TOTAL LIABILITIES	9,111	2,387	78
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred stock, $0.001 par value, authorized 1,000,000 shares, no shares issued and outstanding	0	0	0
Common stock, $0.001 par value, authorized 300,000,000 shares, issued and outstanding 74,708,531 shares as of March 31, 2012 and authorized 300,000,000 shares, issued and outstanding 67,470,899 shares as of June 30, 2011; and authorized 1,000,000 shares, issued and outstanding 209,600 shares as of June 30, 2010	75	67	2
Additional paid-in-capital	126,105	39,779	12,483
Due from Executive Officer	(3,394)	(3,291)	0
Accumulated deficit	(109,372)	(32,471)	(12,563)
Function(x) Inc. stockholders' equity	13,414	4,084	(78)
Noncontrolling interest	(215)	0	0
Total Equity	13,199	4,084	(78)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 22,310	$ 6,471	$ 0

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2010
Stockholders' Equity
Preferred Stock shares par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock shares Authorized	1,000,000	1,000,000	1,000,000
Preferred Stock shares Issued	0	0	0
Preferred Stock shares Outstanding	0	0	0
Common Stock shares par value	$ 0.001	$ 0.001	$ 0.001
Common Stock shares Authorized	300,000,000	300,000,000	1,000,000
Common Stock shares Issued	74,708,531	67,470,899	209,600
Common Stock shares Outstanding	74,708,531	67,470,899	209,600

CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Income Statement [Abstract]
Revenues	$ 556	$ 0	$ 556	$ 0	$ 0	$ 0
Cost of watchpoints and engagement points	(3,197)	0	(3,197)	0	0	0
Selling, general and administrative	(24,324)	(8,431)	(74,605)	(8,458)	(19,970)	(9)
OPERATING LOSS	(26,965)	(8,431)	(77,246)	(8,458)	(19,970)	(9)
OTHER INCOME:
Interest income, net	35	24	130	24	62	0
Total other income	35	24	130	24	62	0
NET LOSS	(26,930)	(8,407)	(77,116)	(8,434)	(19,908)	(9)
Net loss attributable to non-controlling interest	(215)	0	(215)	0
Net loss attributable to Function(x) Inc.	$ (26,715)	$ (8,407)	$ (76,901)	$ (8,434)
Net loss per common share attributable to Function(x) common stockholders - basic and diluted	$ (0.36)	$ 0	$ (1.05)	$ (0.68)	$ (0.4)	$ (0.04)
Weighted average common shares outstanding - basic and diluted	74,708,531	37,549,274	73,184,724	12,474,456	50,354,024	209,600

Shareholders Equity (Unaudited) (USD $) In Thousands	Preferred Stock	Common Stock	Additional Paid-In Capital	Due from Executive Officer	Retained Earnings / Accumulated Deficit	Stockholders�� Equity	Noncontrolling Interest	Total
Beginning Balance, Amount at Jun. 30, 2009	$ 0	$ 2	$ 12,483	$ 0	$ (12,554)	$ (69)	$ 0	$ (69)
Net loss					(9)			(9)
Stock issued for Loyalize acquisition								0
Capital related to corporate jet								0
Ending Balance, Amount at Jun. 30, 2010	0	2	12,483	0	(12,563)	(78)	0	(78)
Net loss					(19,908)	(19,908)		(19,908)
Issuance of common stock		65	14,043			14,043		14,043
Notes receivable from shareholders			(128)			(128)		(128)
Notes receivable Executive Officer				(3,291)		(3,291)		(3,291)
Warrants issued for services			2,529			2,529		2,529
Exercise of warrants			80			80		80
Restricted stock - share based compensation			10,772			10,772		10,772
Stock issued for Loyalize acquisition								0
Capital related to corporate jet								0
Ending Balance, Amount at Jun. 30, 2011	0	67	39,779	(3,291)	(32,471)	4,084	0	4,084
Net loss					(76,901)	(76,901)	(215)	(77,116)
Notes receivable from shareholders			3			3		3
Notes receivable Executive Officer				(103)		(103)		(103)
Restricted stock - share based compensation			25,190			25,190		25,190
Private placement of common stock and warrants for cash		8	33,405			33,413		33,413
Compensation charge for fair value of common stock and warrants issued in connection with private placement			19,456			19,456		19,456
Interest income on notes receivable from shareholders			(2)			(2)		(2)
Employee stock options - share based compensation			4,619			4,619		4,619
Stock issued for WatchPoints acquisition			1,600			1,600		1,600
Stock issued for Loyalize acquisition			1,719			1,719		1,719
Capital related to corporate jet			336			336		336
Ending Balance, Amount at Mar. 31, 2012	$ 0	$ 75	$ 126,105	$ (3,394)	$ (109,372)	$ 13,414	$ (215)	$ 13,199

CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (77,116)	$ (8,434)	$ (19,908)	$ (9)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Restricted Stock - share based compensation	25,190	2,678	10,772	0
Warrants issued for services	0	2,529	2,529	0
Employee Stock Options - share based compensation	4,619	0	0	0
Common Stock and Warrants issued in connection with Private Placement - share based compensation	19,456	0	0	0
Depreciation and Amortization	1,328	0	4	0
Impairment of TIPPT intangible asset	2,250	0	0	0
Increase in fair value of Loyalize guarantee	125	0	0	0
Changes in operating assets and liabilities:
Accounts receivable	(603)	0		0
Other Receivables	(930)	(156)	(29)	0
Prepaid Expenses	(967)	(71)	(46)	0
Other assets	(40)	0	0	0
Deferred revenue	197	0	0	0
Accounts payable and accrued expenses	2,923	847	1,027	9
Reward points liability	1,983	0	0	0
Other liabilities	1,266	0	6	0
Net Cash Used in Operating Activities	(20,319)	(2,607)	(5,645)	0
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(2,629)	(15)	(83)	0
Increase in Restricted Cash	0	0	(695)	0
Investment in Interests in Corporate Jet	0	0	(235)	0
WatchPoints Acquisitions	(2,620)	0	0	0
TIPPT acquisition	(2,250)	0	0	0
Loyalize acquisition	(3,094)	0	0	0
Capitalized Software Costs	(1,859)	0	(317)	0
Net Cash Used in Investing Activities	(12,452)	(15)	(1,330)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of Common Stock and Warrants for Cash	33,413	10,718	10,769	0
Payments on Loan	(37)	0	0	0
Payments on shareholder notes	3	0	0	0
Interest income on notes receivable from shareholders and officer	(105)	0	0	0
Net Cash from Financing Activities	33,274	10,718	10,769	0
NET INCREASE IN CASH	503	8,096	3,794	0
Cash at Beginning of Period	3,794	0	0
Cash at End of Period	4,297	8,096	3,794	0
Non-cash investing and financing activities
Stock Issued for Watchpoints Acquisition	1,600	0	0	0
Stock issued for Loyalize acquisition	1,719	0	0	0
Cash Paid During the Year for Interest	28	0	0	0
Capital related to Corporate Jet	336	0	0	0
Loyalize guarantee	120	0	0	0
Issuance of shares relating to payment of a portion of the debt due to J. Howard, Inc.	0	0	8	0
Stock issued for promissory notes	$ 0	$ 0	$ 3,380	$ 0

Basis of Presentation	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Notes to Financial Statements
Note 1. Basis of Presentation

On February 24, 2011, the Company changed its year-end from December 31 to June 30. The financial statements for the fiscal year ended June 30, 2011 and June 30, 2010 and for the three and nine months ended March 31, 2012 and 2011 reflect the results of operations of Function(x) Inc. and its consolidated subsidiaries (collectively, the “Company”), each a Delaware corporation. The financial information in this report for the three and nine months ended March 31, 2012 and 2011 has not been audited, but in the opinion of management all adjustments (which include normal recurring adjustments) necessary for a fair presentation have been made. The operating results for the three and nine months ended March 31, 2012 and 2011 are not necessarily indicative of the results for the full year.

The financial statements included herein should be read in conjunction with the financial statements and notes included in the Company’s Annual Report on Form 10-K for the fiscal year ended June 30, 2011.

On May 31, 2012, the Company changed its name from Function(x) Inc. to Viggle Inc. It now conducts business under the name Viggle Inc., with the ticker symbol FNCXD. On May 31, 2012, the Company changed its name from Function(x) Inc. to Viggle Inc. It now conducts business under the name Viggle Inc., with the ticker symbol FNCXD. As described below in the subsection 1 for 2 Reverse Split of footnote 13, the Company effectuated a 1 for 2 Reverse Split on  June 7, 2012.

On February 24, 2011, the Company changed its year-end from December 31 to June 30. The consolidated financial statements as of June 30, 2011 and June 30, 2010 have been presented to reflect twelve months of activities and reflect the results of the Company and its consolidated subsidiaries. The consolidated financial statements of  the Company include the accounts of all subsidiaries. All intercompany accounts and transactions have been eliminated.

On May 31, 2012, the Company changed its name from Function(x) Inc. to Viggle Inc. It now conducts business under the name Viggle Inc., with the ticker symbol FNCXD. As described below in subsection C. 1 for 2 Reverse Split of footnote 13, the Company effectuated a 1 for 2 Reverse Split on  June 7, 2012.

Organization and Background	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Notes to Financial Statements
Note 2. Organization and Background

Formation and Former Business

The Company was incorporated in Delaware in July 1994 and had no operating business or full-time employees from December 1996 to 2000, when it acquired all of the outstanding Common Stock of Oaktree Systems, Inc. (“Oaktree”).  Through Oaktree, the Company provided cost effective marketing solutions to organizations needing sophisticated information management tools.  In December 2007, Marketing Data, Inc. acquired an 80% interest in Oaktree for $1 and the Company’s ownership interest in Oaktree was reduced to 20% of Oaktree’s outstanding Common Stock.   On October 24, 2010, Oaktree repurchased the Company’s remaining 20% interest in Oaktree for $0.10.  As a result, Marketing Data, Inc. owned 100% of the outstanding Common Stock of Oaktree.   After the disposition of the Company’s interest in Oaktree and prior to the Recapitalization, the Company was not active and had no operating business.  After the disposition of the Oaktree interest, the Company began to explore the redeployment of its existing assets by identifying and merging with or investing in one or more operating businesses.  The Board of Directors approved the Recapitalization effecting such change.

The Recapitalization

As previously disclosed, on February 7, 2011, Function(x) Inc. (formerly Gateway Industries, Inc., the “Company”) entered into the Agreement and Plan of Recapitalization (the “Recapitalization Agreement”) by and among the Company, Sillerman Investment Company LLC, a Delaware limited liability company (“Sillerman”), and EMH Howard LLC, a New York limited liability company (“EMH Howard”).

As part of the Recapitalization, the Company effectuated a 1 for 10 reverse split of its issued and outstanding common stock (the “Reverse Split”). The Reverse Split became effective on February 16, 2011. Under the terms of the Reverse Split, each share of common stock, issued and outstanding as of such effective date, was automatically reclassified and changed into one-tenth of one share of common stock, without any action by the stockholder. Fractional shares were rounded up to the nearest whole share.  All share and per share amounts have been restated to reflect the Reverse Split.

The Company conducts its business under the name Function(x) Inc., with the ticker symbol FNCX.  The Company has four wholly-owned subsidiaries, Project Oda, Inc., Viggle Inc., Loyalize, Inc. (formerly known as Fn(x)I Holding Corporation), and Sports Hero, Inc., each a Delaware corporation, and a majority-owned subsidiary, TIPPT Media, Inc., a Delaware corporation, which has its financial information consolidated with Function(x) Inc.

The Company’s New Line of Business

General

Our business is built on a simple concept: Watch TV. Earn Rewards.  The business, which operates under the name ‘Viggle’, is a loyalty program that rewards our users for watching television.  Users receive points for checking in to and interacting with their favorite TV shows and can then redeem these points for real items such as movie tickets, music and gift cards.  We plan to generate revenue through advertising and the sale of merchandise related to the TV shows and other entertainment viewed by users that would appear in users’ mobile devices through the use of the application.  We currently do not have any agreements in place with advertisers or vendors whereby the advertisers or vendors issue rewards to our users when the users redeem their points.  We have purchased and will continue to purchase gift cards from vendors that we will issue to users upon the redemption of their points.  The Company has only generated nominal revenue to date, and there is no guarantee that we will be able to generate sufficient revenue in the future to continue to purchase gift cards from vendors.

Going Concern

These financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company is unlikely to pay dividends or generate significant revenue or earnings in the immediate or foreseeable future. The continuation of the Company as a going concern is dependent upon the continued financial support from its stockholders, the ability of the Company to obtain necessary equity or debt financing to continue development of its new business and to generate revenue. Management intends to raise additional funds through equity and/or debt offerings until sustainable revenues are developed. There is no assurance such equity and/or debt offerings will be successful or that development of the new business will be successful. The accompanying financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Formation and Former Business

The Company was incorporated in Delaware in July 1994 and had no operating business or full-time employees from December 1996 to 2000, when it acquired all of the outstanding Common Stock of Oaktree Systems, Inc. (“Oaktree”).  Through Oaktree, the Company provided cost effective marketing solutions to organizations needing sophisticated information management tools.  In December 2007, Marketing Data, Inc. acquired an 80% interest in Oaktree for $1 and the Company’s ownership interest in Oaktree was reduced to 20% of Oaktree’s outstanding Common Stock.   On October 24, 2010, Oaktree repurchased the Company’s remaining 20% interest in Oaktree for $0.10.  As a result, Marketing Data, Inc. owned 100% of the outstanding Common Stock of Oaktree.   After the disposition of the Company’s interest in Oaktree and prior to the Recapitalization, the Company was not active and had no operating business.  After the disposition of the Oaktree interest, the Company began to explore the redeployment of its existing assets by identifying and merging with or investing in one or more operating businesses.  The Board of Directors approved the Recapitalization effecting such change.

The Recapitalization

As previously disclosed, on February 7, 2011, Function(x) Inc. (formerly Gateway Industries, Inc., the “Company”) entered into the Agreement and Plan of Recapitalization (the “Recapitalization Agreement”) by and among the Company, Sillerman Investment Company LLC, a Delaware limited liability company (“Sillerman”), and EMH Howard LLC, a New York limited liability company (“EMH Howard”).

Pursuant to the Recapitalization Agreement, Sillerman, together with other investors approved by Sillerman, invested in the Company by acquiring 60,000,000 newly issued shares of common stock of the Company in a private placement transaction at a price of $0.06 per share (on a post-split basis as described below), as a result of which Sillerman and the other investors acquired approximately 99% of the outstanding shares of common stock, with Sillerman (together with Robert F.X. Sillerman personally) directly or indirectly beneficially owning more than a majority of the outstanding shares of common stock. Upon consummation, the proceeds of the private placement of $3,600 ($220 in cash and $3,380 in five-year promissory notes with interest accruing at the annual rate equal to the long-term Applicable Federal Rate in effect as of the date of the Recapitalization Agreement, which was 4.15% per annum) were received.

On February 16, 2011, immediately after the Recapitalization was consummated, the Company issued 6,616,299 shares of common stock to an institutional investor (for $10,000) at a price of approximately $1.52 per share, and 470,000 shares of common stock to an accredited investor ($500) at a price of approximately $1.06 per share. The shares of common stock issued in such placements were exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to an exemption from registration for transactions not involving a public offering under Section 4(2) of the Securities Act, and the safe harbors for sales under Section 4(2) provided by Regulation D promulgated pursuant to the Securities Act.  Transfer of the shares was restricted by the Company in accordance with the requirements of the Securities Act.

On February 16, 2011, the Company issued a five year warrant for 50,000 shares with an exercise price of $1.60 per share to Berenson Investments LLC.  Berenson & Company, LLC, an affiliate of Berenson Investments LLC, was the financial advisor to Sillerman in connection with the Recapitalization.  On May 9, 2011, Berenson Investments LLC exercised the warrant and paid $80 for 50,000 shares of the Company’s common stock.

As part of the Recapitalization, the Company also issued 125,000 shares to J. Howard, Inc., an entity affiliated with Jack L. Howard, a director and officer of the Company prior to the Recapitalization, and its designees (which included former directors of the Company) in connection with partially extinguishing outstanding debt of $171 owed to J. Howard, Inc. The fair market value of the shares at issuance was $0.06 per share.  The remaining debt of $163 was satisfied on February 15, 2011 by payment to J. Howard, Inc. in such amount.  In addition, J. Howard, Inc. was paid $37 to be used for payment of expenses incurred in connection with the Recapitalization on behalf of the Company.

As part of the Recapitalization, the Company effectuated a 1 for 10 reverse split of its issued and outstanding common stock (the “Reverse Split”). The Reverse Split became effective on February 16, 2011. Under the terms of the Reverse Split, each share of common stock, issued and outstanding as of such effective date, was automatically reclassified and changed into one-tenth of one share of common stock, without any action by the stockholder. Fractional shares were rounded up to the nearest whole share.  All share and per share amounts have been restated to reflect the Reverse Split.

The newly recapitalized company changed its name to Function (X) Inc. effective as of the date of the Recapitalization and changed its name to Function(x) Inc. on June 22, 2011.  It now conducts its business under the name Function(x) Inc., with the ticker symbol FNCX.  The Company has two wholly-owned subsidiaries, Project Oda, Inc. and Viggle Inc, each a Delaware corporation.

The Company’s loyalty program will be delivered to consumers in the form of a free application, or app, that works on multiple device types, including mobile phones, tablets and laptops.  The user experience is simple.  The consumer downloads the app, creates an account and while watching TV, taps the check in button.  Using the device’s microphone, the application collects an audio sample of what the user is watching on television and uses proprietary technology to convert that sample into a digital fingerprint. Within seconds, that digital fingerprint is matched against a database of reference fingerprints that are collected from over 150 English and Spanish television channels within the United States.  The Company is able to verify TV check-ins across broadcast, cable, online, satellite, time-shifted and on-demand content. The ability to verify check-ins is critical because users are rewarded points for each check in. Users can redeem the points within the app’s rewards catalogue for items that have a monetary value such as movie tickets, music and gift cards.

In addition to television show check-in points, users can earn additional points by engaging with brand or network sponsored games, videos, polls or quizzes related to the show that they are watching and by inviting friends or sharing their activities via social media. In addition to rewards, there will also be sweepstakes opportunities and instant win games for higher value prizes or unique experiences. The Company’s product will be limited to participants who are 13 years of age or older.

The Company intends to complete the first version of the application to the fourth calendar quarter of 2011. If the app is approved by Apple, the Company's intention is to make the app available to the public in the Apple iTunes App Store at the beginning of the first calendar quarter of 2012. If approved the app will work on Apple iOS devices such as the iPhone and iPod Touch.

The iOS release will be followed by a version of the application for use on Android smartphones and tablets, which the Company anticipates to be within the first calendar quarter of 2012. In order to complete the Android version of the application, the Company must complete the conversion and testing of its existing software used for the Apple application on Android smartphones and tablets.  The Company will consider adding versions for other mainstream mobile operating systems such as Windows Phone and Blackberry based on demand and other business factors. Distribution of the product will occur via regular online marketplaces for content and applications used by such mobile operating systems, and will include iTunes for iOS devices or the Android marketplace for devices using the Android operating system.

The back-end technology for the application has been designed to accommodate the significant numbers of simultaneous check-ins required to support primetime television audiences. This back-end technology is currently operational and there are no material steps required prior to the launch of our mobile applications.  The Company’s plan is to expand its capacity to support simultaneous check-ins around major television events such as the Super Bowl. In addition to the Company’s own dedicated co-location facilities on the east and west coasts, the Company is using third-party cloud computing services from Amazon Web Services to help the Company scale its technical capacity as efficiently as possible.

While most people watch television, the Company is targeting male and female consumers between the ages of 18-49.  This target audience was selected due to the amount of television they consume on a weekly basis as well as the likelihood that they will have smartphones and other wireless devices such as tablets and laptops with them while viewing television. To build its user base, the Company will target this audience using traditional media techniques such as direct response, banner, and mobile advertising, public relations, search engine optimization and search engine marketing across online, broadcast and print media outlets.

When a user signs up for and downloads the Company’s app, the Company will collect the user’s email, zip code and television provider. The email enables the Company to verify the user and reduces the chance of fraud. The zip code allows the Company to present a relevant list of cable and satellite providers to the user to deliver the correct channel listing data. Knowing the television provider in turn helps the Company to increase the rate of success for television show matching. The Company encourages the user to provide additional information such as their birthday and physical mailing address.  The user’s birthday information helps the Company verify that a user is at least 13 years old. The physical mailing address is required for the delivery of physical goods selected by the user in the application rewards catalogue.  This information also helps the Company better target relevant advertising to the user. The Company  manages this information in adherence with standard privacy policies and regulations.

Operations

The Company is creating a product that encourages consumer participation and active engagement through incentives and brand- and network-sponsored content.  The Company intends to market its product through various channels, including online advertising, broad-based media (such as television and radio), as well as various strategic partnerships.  The Company intends to utilize co-location facilities and the services of third-party cloud computing providers, more specifically, Amazon Web Services, to help it efficiently manage and operate certain aspects of its platform.

Like many applications, the Company’s initial product integrates into users’ existing social media networks, making it possible for users to share their activity with friends, family and followers. The social media experience within the Company’s product is important, and will be complementary to the core value proposition of generating revenue through advertising sales.

Revenue

The Company plans to generate revenue from advertising sales. Because the application is not yet available to the public, the Company has not yet generated any revenues. Advertising will be sold primarily to brand marketers and television networks by the Company’s dedicated sales team. The Company’s  focus is on brand marketers that are most relevant to its target demographic of consumers between the ages of 18-49, and are active in television, digital and retail marketing. The Company’s sales team is also briefing large advertising and media agencies on its capabilities so that they might recommend integration of the Company’s application into their client proposals.  Regarding television marketers, the Company is focusing on TV networks and producers based on their relevance to our target audience, their reach and popularity. The Company is prioritizing networks and shows that it knows to be actively engaged in digital extensions, such as Social TV or second screen technology.  Additionally, the Company expects to gain revenue from the sale of television show related merchandise such as show music, DVDs and apparel, all of which is featured within the application and sold through online retail partners such as iTunes and Amazon.

Initially, the Company anticipates revenues to be generated substantially in the United States.

Seasonality

The Company expects its business to be affected by regular retail seasonality and by the normal rhythm of TV industry programming. Retail seasonality will impact how much brand marketers will spend to market their products and services at different points throughout the year. TV industry seasonality will impact the Company’s business because the amount network marketers will spend to promote certain TV programming will change during series premieres, summer time, ratings weeks or around major TV events such as the Super Bowl, Oscars, or Grammys. The Company believes revenues will be slowest during the summer, or the third calendar quarter. Variable expenses associated with marketing, future product releases, consumer incentives and advertising services will fluctuate in relation to revenue, but not necessarily by the same percentage.

Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Notes to Financial Statements
Note 3. Summary of Significant Accounting Policies

Cash and Cash Equivalents and Restricted Cash

The Company considers all highly liquid securities purchased with remaining maturities of 90 days or less to be cash equivalents.  Cash equivalents are stated at cost which approximates market value and primarily consists of money market funds that are readily convertible into cash.  Restricted cash comprises amounts held in deposits that were required as collateral under the lease of office space.

Revenue

Advertising Revenue:  We generate advertising revenue primarily from display and video advertising, which is typically sold on a cost-per-thousand impressions, or CPM basis, and completed engagements on a cost per engagement (CPE) basis.  Advertising campaigns typically range from one to 12 months, and advertisers generally pay us based on a minimum of delivered impressions or the satisfaction of other criteria, such as click-throughs.

The Company recognizes revenue when: (1) persuasive evidence exists of an arrangement with the customer reflecting the terms and conditions under which products or services will be provided; (2) delivery has occurred or services have been provided; (3) the fee is fixed or determinable; and (4) collection is reasonably assured. For all revenue transactions, the Company considers a signed agreement, a binding insertion order or other similar documentation to be persuasive evidence of an arrangement.

Deferred Revenue:  Our deferred revenue consists principally of both prepaid but unrecognized revenue and advertising fees received or billed in advance of the delivery or completion of the delivery of services.  Deferred revenue is recognized as revenue when the services are provided and all other revenue recognition criteria have been met.

Watchpoints and Engagement Points

The Company issues points to its users as an incentive to utilize the Viggle app and its features. Users can redeem these points for rewards. The Company records the cost of these points based on the weighted average cost of redemptions during the period. Points earned but not redeemed are classified as liability.

Users earn points for various activities and the Company reports points earned for checking into shows and points earned for engaging in advertiser sponsored content as a separate line in its statement of operations. All other points earned by users are reflected as a marketing expense in selling, general and administrative expense.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.  These estimates include, among others, fair value of financial assets and liabilities, net realizable values on long-lived assets, certain accrued expense accounts, and estimates related to stock-based compensation.  Actual results could differ from those estimates.

Fair Value of Financial Instruments

The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents, receivables, accounts payable, and other current liabilities approximate fair value because of the immediate or short-term maturity of these financial instruments.  The Company’s debt approximates fair value as current borrowing rates for the same or similar issues are the same as those that were given to the Company at the issuance of its debt.

Property and Equipment

Property and equipment (consisting of computers, software, furniture and fixtures, and leasehold improvements) is recorded at historical cost and is depreciated using the straight-line method over their estimated useful lives.  The useful life and depreciation method are reviewed periodically to ensure that the depreciation method and period are consistent with the anticipated pattern of future economic benefits.  Expenditures for maintenance and repairs are charged to operations as incurred while renewals and betterments are capitalized.  Gains and losses on disposals are included in the results of operations.  Equipment, software, furniture and fixtures are being depreciated over a useful life of three years, leasehold improvements are depreciated over a useful life of 10 years consistent with the life of the underlying lease.

Impairment of Long-Lived Assets

The Company applies the provisions of Accounting Standards Codification (“ASC”) Topic 360, “Property, Plant, and Equipment”, which addresses financial accounting and reporting for the impairment or disposal of long-lived assets.  ASC 360 requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.  In that event, a loss is recognized based on the amount by which the carrying amount exceeds the fair value of the long-lived assets.  Loss on long-lived assets to be disposed of is determined in a similar manner, except that fair values are reduced for the cost of disposal.  Based on its review, the Company believes that as of March 31, 2012, the carrying value of the intellectual property  for TIPPT’s contract with the 100 Mile Group is impaired and accordingly the company has taken a charge in the current period for approximately $2,250 related to the asset impairment.  The Company, through its acquisition of the assets of WatchPoints, purchased certain intellectual property (trademark applications, patent applications, and domain names).  This acquisition has been deemed to be a defensive acquisition and the fair value of the intellectual property acquired of $4,209 is being amortized over the estimated useful life of the Company’s Viggle software of three years on a straight-line basis.  Amortization expense of the intellectual property for the three and nine months ended March 31, 2012 was $351 and $701, respectively.

The Company, through its acquisition of a 65% common stock interest in TIPPT, acquired identifiable intangible assets valued at $4,628.  As of March 31, 2012, $2,378 of warrants payable as contingent consideration for the acquisition has been derecognized and is longer included as part of the fair value of the consideration paid to acquire the asset. As a result of this derecognition and the $2,250 impairment noted above, the fair value of the TIPPT intangible assets as of March 31, 2012 is $0.  (See Note #14, Subsequent Events).

The Company, through its acquisition of the assets of Loyalize on December 31, 2011 acquired certain intellectual property (patent application, trade names and domain names) and recorded goodwill.  As of March 31, 2012, the fair value of the intangibles is $526 and the goodwill is $3,015.

Internal Use Software

The Company recorded $1,842 of capitalized software as part of the Loyalize acquisition as of March 31, 2012.  The Company records amortization of the software on a straight-line basis over the estimated useful life of the software.  As revenue producing activities commenced in the third quarter of 2012, $116 of amortization expense has been recorded for the three months and nine months ended March 31, 2012.

The Company records and capitalizes computer software costs and, appropriately, certain costs have been capitalized in the amounts of $2,176 and $317 as of March 31, 2012 and June 30, 2011, respectively, in accordance with ASC 350-40.  The Company records amortization of the software on a straight-line basis over the estimated useful life of the software. As revenue producing activities commenced in the third quarter of 2012, $100 of amortization expense has been recorded for the three months and nine months ended March 31, 2012.

Marketing

Marketing costs are expensed as incurred.  Marketing expense for the Company for the three and nine months ended March 31, 2012 was $2,402 and $4,126, respectively, and for the three and nine months ended March 31, 2011 was $0.

Income Taxes

The Company uses the liability method of accounting for income taxes as set forth in ASC 740, Income Taxes.  Under the liability method, deferred taxes are determined based on the temporary differences between the financial statement and tax basis of assets and liabilities using tax rates expected to be in effect during the years in which the basis differences reverse.  A valuation allowance is recorded when it is unlikely that the deferred tax assets will not be realized.  We assess our income tax positions and record tax benefits for all years subject to examination based upon our evaluation of the facts, circumstances and information available at the reporting date.  In accordance with ASC 740-10, for those tax positions where there is a greater than 50% likelihood that a tax benefit will be sustained, our policy will be to record the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information.  For those income tax positions where there is less than 50% likelihood that a tax benefit will be sustained, no tax benefit will be recognized in the financial statements.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation – Stock Compensation.  Under the fair value recognition provisions of ASC 718, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense ratably over the requisite service period.  The Company uses the Black-Scholes option pricing model to determine the fair value of stock options and warrants issued.  Stock-based awards issued to date are comprised of both restricted stock awards (RSUs) and employee stock options.

Recently Issued Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements, which requires additional disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements.  This standard also clarifies existing disclosure requirements related to the level of disaggregation of fair value measurements for each class of assets and liabilities and disclosures about inputs and valuation techniques used to measure fair value for both recurring and non-recurring Level 2 and Level 3 measurements.  Since this new accounting standard only required additional disclosure, the adoption of the standard in the first quarter of 2010 did not impact the Company’s consolidated financial statements.  Additionally, effective for interim and annual periods beginning after December 15, 2010, this standard will require additional disclosure and require an entity to present disaggregated information about activity in Level 3 fair value measurements on a gross basis, rather than one net amount.

In May 2011, the Financial Accounting Standards Board (FASB) released ASU 2011-04 “Fair Value Measurement”, which amends ASC 820 “Fair Value Measurements and Disclosures”. This standard will be effective beginning in the first calendar quarter of 2012 and the Company is in the process of assessing the impact of this standard on the Company’s Consolidated Financial Statements.

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05, Comprehensive Income: Presentation of Comprehensive Income.  The ASU amends FASB Codification Topic 220, Comprehensive Income, to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  ASU 2011-05 is effective for fiscal years, and interim periods within those fiscal years beginning after December 15, 2011, and early adoption is permitted.  The adoption of this standard will not have an impact on the Company’s consolidated financial statements.

Change of Fiscal Year:  On February 24, 2011, the Board of Directors of the Company approved a change to the Company's fiscal year end from December 31 to June 30.

Cash, Cash Equivalents and Restricted Cash

The Company considers all highly liquid securities purchased with remaining maturities of 90 days or less to be cash equivalents.  Cash equivalents are stated at cost which approximates market value and primarily consists of money market funds that are readily convertible into cash.  Restricted cash comprises amounts held in deposits that were required as collateral under the lease of office space.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.  These estimates include, among others, fair value of financial assets and liabilities, net realizable values on long-lived assets, certain accrued expense accounts, and estimates related to stock-based compensation.  Actual results could differ from those estimates.

Fair Value of Financial Instruments

The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents and accounts payable approximate fair value because of the immediate or short-term maturity of these financial instruments.  The Company’s debt approximates fair value as current borrowing rates for the same or similar issues are the same as those that were given to the Company at the issuance of its debt.

Equipment

Equipment (consisting of computers, software, furniture and fixtures) is recorded at historical cost and is depreciated using the straight-line method over their estimated useful lives.  The useful life and depreciation method are reviewed periodically to ensure that the depreciation method and period are consistent with the anticipated pattern of future economic benefits.  Expenditures for maintenance and repairs are charged to operations as incurred while renewals and betterments are capitalized.  Gains and losses on disposals are included in the results of operations.  The useful life of the equipment is being depreciated over three years.

Impairment of Long-Lived Assets.

The Company applies the provisions of Accounting Standards Codification (“ASC”) Topic 360, “Property, Plant, and Equipment”, which addresses financial accounting and reporting for the impairment or disposal of long-lived assets.  ASC 360 requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.  In that event, a loss is recognized based on the amount by which the carrying amount exceeds the fair value of the long-lived assets.  Loss on long-lived assets to be disposed of is determined in a similar manner, except that fair values are reduced for the cost of disposal.  Based on its review, the Company believes that as of June 30, 2010 and June 30, 2011, there was no significant impairment of its long-lived assets.

Internal Use Software

The Company capitalizes costs related to the development of internal use software in accordance with ASC 350-40.  When capitalized, the Company will amortize the costs of computer software developed for internal use on a straight-line basis or appropriate usage basis over the estimated useful life of the software.  Currently, the Company is in the application development stage of its computer software development and, appropriately, certain costs have been capitalized in the amounts of $317 and $0 as of June 30, 2011 and June 30, 2010, respectively.

Marketing

Marketing costs are expensed as incurred.  Marketing expense for the Company in 2011 and 2010 was $1,005 and $0, respectively.

Income Taxes

The Company uses the liability method of accounting for income taxes as set forth in ASC 740, Income Taxes.  Under the liability method, deferred taxes are determined based on the temporary differences between the financial statement and tax basis of assets and liabilities using tax rates expected to be in effect during the years in which the basis differences reverse.  A valuation allowance is recorded when it is more likely than not that some of the deferred tax assets will not be realized.  We assess our income tax positions and record tax benefits for all years subject to examination based upon our evaluation of the facts, circumstances and information available at the reporting date.  For those tax positions where there is a greater than 50% likelihood that a tax benefit will be sustained, our policy will be to record the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information.  For those income tax positions where there is less than 50% likelihood that a tax benefit will be sustained, no tax benefit will be recognized in the financial statements.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation – Stock Compensation.  Under the fair value recognition provisions of ASC 718, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense ratably over the requisite service period.  The Company uses the Black-Scholes option pricing model to determine the fair value of stock options and warrants issued.  Stock-based awards issued to date are comprised principally of restricted stock awards (RSUs).

Recently Issued Accounting Pronouncements

In October 2009, the FASB issued Accounting Standards Update (“ASU”) No. 2009-13, Multiple-Deliverable Revenue Arrangements.  The new standard changes the requirements for establishing separate units of accounting in a multiple element arrangement and requires the allocation of arrangement consideration to each deliverable based on the relative selling price.  The selling price for each deliverable is based on vendor-specific objective evidence (“VSOE”) if available, third-party evidence if VSOE is not available, or estimated selling price if neither VSOE or third-party evidence is available.  ASU 2009-13 is effective for revenue arrangements entered into in fiscal years beginning on or after June 15, 2010.  The Company does not expect that the provisions of the new guidance will have a material effect on its consolidated financial statements.

In January 2010, the FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements, which requires additional disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements.  This standard also clarifies existing disclosure requirements related to the level of disaggregation of fair value measurements for each class of assets and liabilities and disclosures about inputs and valuation techniques used to measure fair value for both recurring and non-recurring Level 2 and Level 3 measurements.  Since this new accounting standard only required additional disclosure, the adoption of the standard in the first quarter of 2010 did not impact the Company’s consolidated financial statements.  Additionally, effective for interim and annual periods beginning after December 15, 2010, this standard will require additional disclosure and require an entity to present disaggregated information about activity in Level 3 fair value measurements on a gross basis, rather than one net amount.

In May 2011, the Financial Accounting Standards Board (FASB) released ASU 2011-04 “Fair Value Measurement”, which amends ASC 820 “Fair Value Measurements and Disclosures”. This standard will be effective beginning in the first calendar quarter of 2012 and the Company is in the process of assessing the impact of this standard on the Company’s Consolidated Financial Statements.

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05, Comprehensive Income: Presentation of Comprehensive Income.  The ASU amends FASB Codification Topic 220, Comprehensive Income, to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  ASU 2011-05 is effective for fiscal years, and interim periods within those fiscal years beginning after December 15, 2011, and early adoption is permitted.  The adoption of this standard will not have an impact on the Company’s financial statements as they currently conform.

Interest in Corporate Jet	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Notes to Financial Statements
Interest in Corporate Jet

The Company executed an agreement with NJI Sales, Inc. (“NetJets”) to bundle a 3.125% fractional share of a G-IV jet owned by Mr. Sillerman with a value of $336 with a new 6.25% fractional share of a G-IV jet which was purchased from NetJets by the Company.  The purchase price for the 6.25% interest was $1,175, payable $235 upon signing and the balance of $940 in debt with interest at 6% per annum, monthly payments of $9 and, a five-year balloon of $661.   Monthly management fees (aggregate for both shares) are approximately $26.  The Company’s Audit Committee approved entering into this related party transaction and on June 17, 2011, the independent members of the Company’s Board of Directors approved the transaction.   The Company accounted for the transaction by recording the interests as investment assets and the related debt amounts to Mr. Sillerman and NetJets.

Basis of Consolidation	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Note 4. Basis of Consolidation

The consolidated financial statements include the accounts of Function(x) Inc., our wholly-owned subsidiaries and our majority-owned subsidiary.  All intercompany transactions and balances have been eliminated.  As of March 31, 2012 the Company has reflected $215 of a non-controlling interest for the 35% owners of TIPPT Media, Inc. to reflect their share of the TIPPT Media, Inc. loss of $613.  There was no non-controlling interest as of June 30, 2011.

Acquisitions	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Acquisitions

WatchPoints Acquisition

On September 29, 2011 in furtherance of its business plan, the Company, through its wholly-owned subsidiary, Project Oda, Inc., purchased certain assets of Mobile Messaging Solutions, Inc.’s Watchpoints business. The consideration for such transaction consisted of $2,500 in cash and 100,000 shares of the Company’s common stock with a fair value of $16.00 per share on the date of the transaction. The Watchpoints business is involved in developing, selling, maintaining and improving an interactive broadcast television application utilizing audio recognition technology. The assets purchased, and the related value allocated to each, include intellectual property ($4,209) and certain computer-related equipment ($11). The intellectual property included patent filings for audio verification technology and the provision of value-added programming/services based on such verification and trademarks for the “Watchpoints” name. The value allocated to the intellectual property is being amortized over the expected useful life of the Company’s software product. The Company also paid Kai Buehler, the CEO of Watchpoints, a $300 finder’s fee, which was recorded to selling, general and administrative expenses in the nine months ended March 31, 2012, and appointed him as a full-time Senior Vice President of the Company.

TIPPT Media Inc.

On December 23, 2011, the Company obtained a sixty-five (65%) percent ownership interest in TIPPT Media Inc., a Delaware corporation (“TIPPT”), which will sell coupons and/or discount codes on behalf of third parties by engaging individuals with a public profile to promote products via internet-based social networking and microblogging websites and other similar internet-based methods of electronic communications.   In consideration for its investment in TIPPT, the Company paid $2,000 in cash, forgave the repayment of a $250 promissory note owed to the Company by TIPPT LLC, a Delaware limited liability company and the minority stockholder of TIPPT, and agreed to issue a warrant to purchase 500,000 shares of the Company’s common stock at an exercise price equal to 115% of the 20-day trading average of the Company’s common stock if certain performance conditions are met within four months of the closing of the transaction.   The shares of common stock exercisable under the warrant were valued at $2,378 using the Black Scholes valuation model. The value of these warrants as of March 31, 2012 is $0 (See Note #14, Subsequent Events).

In connection with the transaction, the Company entered into a five-year Line of Credit Agreement, pursuant to which the Company may provide advances to TIPPT to finance its working capital obligations, in an aggregate principal amount not to exceed $20,000, with an interest rate not to exceed four percent (4%) per annum.  The facility is secured by the remaining 35% of the common shares of TIPPT Media, Inc. owned by TIPPT, LLC, subject to release under certain circumstances described in the loan agreement in the event the shares are converted into common shares of FNCX.  The credit facility may be drawn for approved expenses in accordance with the budget approved at the time of the commitment, as updated quarterly.  In addition, the Company entered into a Stockholders Agreement with TIPPT LLC regarding, among other things, restrictions on the transfer of shares in TIPPT and the potential exchange under certain circumstances of all or a portion of the 35% interest in TIPPT held by TIPPT LLC into the Company’s common stock (See Note #14, Subsequent Events). .

The Company determined that immediately before the transaction , the activities of TIPPT did not constitute a business.  Therefore, the Company accounted for the TIPPT transaction as an asset acquisition in accordance with ASC 350, Intangibles – Goodwill and Other.

 TIPPT Purchase Price Allocation

The total estimated purchase price for the TIPPT assets is composed of the following:

Cash	$2,000
Forgiveness Promissory Note	250
Fair Value of Common Stock Warrant	2,378
Total Purchase Price	$4,628

The purchase price has been allocated to the assets acquired (identifiable intangible assets) as of the closing date of December 23, 2011 based on their estimated fair values.

Details of the estimated fair values of assets acquired of TIPPT Media Inc. information available at the date of preparation of the financial statements are as follows:

Assets acquired:

Intellectual Property Contracts	$4,628

The Company has included the operating results of TIPPT Media, Inc. in its consolidated financial statements since the date of acquisition. As of March 31, 2012, the Company has written down to zero the carrying value of all the TIPPT assets and has taken a charge which is included in selling, general, and administrative expenses (see Note #14, Subsequent Events).

Loyalize

On December 31, 2011, in furtherance of its business plan, the Company, through a newly created wholly owned subsidiary, FN(x) I Holding Corporation,  now known as Loyalize Inc (“FN(x)I” or “Loyalize”), purchased from Trusted Opinion Inc. (“Trusted Opinion”), substantially all of its assets, including certain intellectual property and other assets relating to the “Loyalize” business owned by Trusted Opinion, pursuant to an asset purchase agreement executed by the Company and FN(x) I on such date (the “Asset Purchase Agreement”) .  In consideration for its purchase of the such assets, the Company agreed to pay Trusted Opinion $3,000 in cash and agreed to deliver 137,519 of the Company’s common shares as follows:  32,627 shares delivered directly to Seller within three business days of delivery of the financial statements and 104,892 shares (the “Escrowed Shares”) delivered within three business days of closing to American Stock Transfer and Trust Company LLC, as escrow agent, to be held until December 31, 2012 to secure certain representations, warranties and indemnities given by Trusted Opinion under the Asset Purchase Agreement.  The Company valued the 137,519 common shares as of the date of closing at $1,719 based on the $12.50 per share closing price of its common stock on the date of closing.  In addition to certain minor purchase price adjustments to be made post-closing, the Company is obligated to also fund as a purchase price adjustment the difference, if any, by which $1,839 exceeds the calculated value (computed based on the average closing price of the Company’s common shares during the 20 days prior to December 31, 2012) of the 137,519 shares on December 31, 2012, either in cash or in common shares of the Company, at the Company’s option.  Such additional consideration shall not be payable until claims which remain subject to determination and secured by all the Escrowed Shares are no longer outstanding.  The additional consideration shall be eliminated to the extent final claims exceed the value of the shares then remaining in escrow.

 Loyalize Purchase Price Allocation

The Company accounted for the purchase of Loyalize using the acquisition method, and accordingly the consideration paid has been allocated on a preliminary basis to the fair value of assets acquired and liabilities assumed based on management’s best estimates of fair value, taking into account all relevant information available to the time these consolidated financial statements were prepared.  The Company expects that the actual amounts for each of the fair values of these assets and liabilities acquired will vary for the amounts presented below and that such variation may be significant.

The total estimated purchase price is composed of the following:

Cash	$3,185
Fair Value of Common Stock	1,719
Fair Value of Common Stock Guarantee	120
Total Initial Purchase Price	$5,024

Details of the estimated fair values of assets acquired and liabilities assumed from Trusted Opinion are based on information available at the date of preparation of the financial statements, and are as follows:

Assets acquired:

Other Receivable	$92
Equipment	33
Intellectual Property	526
Capitalized Software	1,842
Goodwill	3,015
$5,508

Less liabilities assumed:

Deferred Revenue	$(484)

Net assets acquired	$5,024

 The actual adjustments that the Company will ultimately make in finalizing the allocation of the purchase price of Trusted Opinion to the fair value of the net assets acquired at December 31, 2011 will depend on a number of factors, including additional information available at such time.

The following table presents the unaudited pro forma results of the Company for the three and nine months ended March 31, 2012 as if the Trusted Opinion acquisition occurred on July 1, 2010. These results are not intended to reflect the actual operations of the Company had the acquisition occurred on July 1, 2010.

	Three Months Ended March 31		Nine Months Ended March 31
	2012	2011	2012	2011
Revenue	$556	97	$561	98
Operating (Loss)	(26,930)	(9,903)	(78,858)	(1,926)
Loss Per Share (basic and diluted	(0.36)	(0.26)	(1.08)	(0.68)

Property and Equipment	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Notes to Financial Statements
Note 5. Property and Equipment

Property and Equipment consists of the following:

	March 31, 2012	June 30, 2011

Leasehold Improvements	$1,506	$	---
Furniture and Fixtures	436		9
Computer Equipment	713		60
Software	101		14
	2,756		83
Accumulated Depreciation and amortization	(172)		(4)
Property and Equipment, net	$2,584		$79

Equipment, consisting of computers, software, furniture and furnishings, were purchased in connection with setting up the Company’s office space. The amount of such purchase was $83.

Intellectual Property	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Note 6. Intellectual Property

		March 31, 2012			June 30, 2011
Description	Amortization Period	Amount	Accumulated Amortization	Carrying Value	Amount	Accumulated Amortization	Carrying Value

Intellectual Property	36 months	$4,735	$(701)	$4,034	$--	$--	$--

Total		4,735	(701)	4,034	--	--	--

Amortization of intellectual property charges to selling, general and administrative expenses for the 9 months ended March 31, 2012 amounted to $701.  Future annual amortization expense expected is as follows:

Years Ending June 30,
2012	$395
2013	1,578
2014	1,578
2015	789
2016	---

Loans Payable	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Notes to Financial Statements
Note 7. Loans Payable

The Company financed the purchase of a 6.25% fractional interest in a G-IV jet.  The financing of $940 provides for interest at the rate of 6% per annum, monthly payments of $9 and a balloon payment at maturity in 5 years of $661.  Payments on this debt during the period ended March 31, 2012 and June 30, 2011 were $37 and $0, respectively.

J. Howard, Inc. had been supporting the daily operations of the Company from 2007 until the Recapitalization.  As of December 31, 2010, the Company owed J. Howard, Inc. $82 as a result thereof, which amount was increased as of the completion of the Recapitalization on February 15, 2011 to $171.  As part of the Recapitalization, the Company issued 125,000 shares (at a fair market value of $0.06 per share) to J. Howard, Inc., a director and officer of the Company prior to the Recapitalization, and its designees (which included former directors of the Company) in connection with partially extinguishing outstanding debt owed to J. Howard, Inc.  The remaining debt of $163 was satisfied on February 15, 2011 by payment to J. Howard, Inc. in such amount.  In addition, J. Howard, Inc. was paid $37 to be used for payment of expenses incurred in connection with the Recapitalization on behalf of the Company.

As described in footnote 4 above, the Company financed the purchase of a 6.25% fractional interest in a G-IV jet.  The financing of $940 provides for interest at the rate of 6% per annum, monthly payments of $9 and a balloon payment at maturity in 5 years of $661.  Total payments on this debt in the next five years are as follows:

Years Ending June 30,	(in thousands)
2012	$49
2013	52
2014	56
2015	59
2016	724

Total	$940

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Notes to Financial Statements
Note 8. Commitments and Contingencies

In connection with the acquisition of 65% of the common shares in TIPPT Media, Inc. on December 23, 2011, the Company agreed to provide TIPPT Media, Inc. a credit facility of $20,000, with interest to accrue at the rate of four percent (4%) per annum and be payable at its maturity in 5 years (the “TIPPT Loan”).  The facility is secured by the remaining 35% of the common shares of TIPPT Media, Inc owned by TIPPT, LLC, subject to release under certain circumstances described in the loan agreement in the event the shares are converted into common shares of FNCX.   The credit facility may be drawn for approved expenses in accordance with the budget approved at the time of the commitment, as updated quarterly.  As of March 31, 2012, $640 had been drawn by TIPPT Media, Inc. under the TIPPT Loan.  (See Note #14, “Subsequent Events”)

In connection with the purchase from Trusted Opinion Inc. of the Loyalize assets, the Company is also obligated to also fund as a purchase price adjustment the difference, if any, by which $1,839 exceeds the calculated value (computed based on the average closing price of its common shares during the 20 days prior to December 31, 2012) of the 137,519 shares on December 31, 2012, either in cash or in common shares of the Company, at Buyer’s election, provided that such additional consideration shall not be payable until claims which remain subject to determination and secured by all the Escrowed Shares are no longer outstanding and the additional consideration shall be eliminated to the extent final claims exceed the value of the shares then remaining in escrow.

We are subject to litigation and other claims that arise in the ordinary course of business. While the ultimate result of our outstanding legal matter cannot presently be determined, the Company does not expect that the ultimate disposition will have a material adverse effect on our results of operations or financial condition. However, legal matters are inherently unpredictable and subject to significant uncertainties, some of which are beyond our control. As such, there can be no assurance that the final outcome will not have a material adverse effect upon our financial condition and results of operations.

Total rent expense for the Company under operating leases for the years ended June 30, 2011 and 2010 was less than $65 and $0, respectively. The Company’s future minimum rental commitments under noncancelable operating leases are as follows:

(in thousands)
Years Ending June 30,
2012	$338
2013	595
2014	611
2015	628
2016	647
Thereafter	3,912

Total	$6,731

As of June 30, 2011, the Company has entered into employment contracts with certain key executives and employees, which include provisions for severance payments in the event of specified terminations of employment. Expected payments under existing employment contracts are as follows:

(in thousands)
Year Ending June 30,
2012	$2,229
2013	2,326
2014	2,427
2015	2,534
Thereafter	—

Total	$9,516

As of June 30, 2011, the Company has entered into an agreement for network services with Carpathia Hosting Inc. (“Carpathia”) for a two-year term.  The anticipated payments under this agreement are $71 per month.  The exact amount may vary from month to month depending on usage and additional services which may be supplied by Carpathia.

There are no lawsuits or claims pending against the Company.

Stockholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Notes to Financial Statements
Note 9. Stockholders' Equity (Deficit)

As of March 31 , 2012 and June 30, 2011, there were 300,000,000 shares of authorized common stock and 74,708,531 and 67,470,899 shares of common stock issued and outstanding, respectively. Except as otherwise provided by Delaware law, the holders of our common stock are entitled to one vote per share on all matters to be voted upon by the stockholders.

The Company’s Board of Directors is authorized to issue 1,000,000 shares of preferred stock, par value $0.001 per share. We may issue shares of preferred stock in one or more series as may be determined by our Board of Directors, who may establish the designation and number of shares of any series, and may determine, alter or revoke the rights, preferences, privileges and restrictions pertaining to any wholly unissued series (but not below the number of shares of that series then outstanding).

As of June 30, 2011 and 2010, there were 300,000,000 and 1,000,000 shares of authorized common stock, respectively, and 67,470,899 and 209,640 shares of common stock issued and outstanding, respectively. Except as otherwise provided by Delaware law, the holders of our common stock are entitled to one vote per share on all matters to be voted upon by the stockholders.

The Company’s Board of Directors is authorized to issue 1,000,000 shares of preferred stock, par value $0.001 per share. We may issue shares of preferred stock in one or more series as may be determined by our board of directors, who may establish the designation and number of shares of any series, and may determine, alter or revoke the rights, preferences, privileges and restrictions pertaining to any wholly unissued series (but not below the number of shares of that series then outstanding).

Share-Based Payments	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Notes to Financial Statements
Note 10. Share-Based Payments

Equity Incentive Plan

The 2011 Executive Incentive Plan (the "Plan") of the Company was approved on February 21, 2011 by the written consent of the holder of a majority of the Company's outstanding common stock. The Plan provides the Company the ability to grant to any officer, director, employee, consultant or other person who provides services to the Company or any related entity, options, stock appreciation rights, restricted stock awards, dividend equivalents and other stock-based awards and performance awards, provided that only employees are entitled to receive incentive stock options in accordance with IRS guidelines. The Company reserved 15,000,000 shares of common stock for delivery under the Plan.  Pursuant to the Executive Incentive Plan and the employment agreements, between February 15, 2011 and March 31, 2012 the Compensation Committee of the Company’s Board of Directors authorized the grants of restricted stock and stock options described below.

Restricted Stock

The per share fair value of RSUs granted with service conditions was determined on the date of grant using the fair market value of the shares on that date and is recognized as an expense over the requisite service period.

	Date of Grant	Common Shares	Aggregate Fair Value on Date of Grant	Weighted Average Grant Date Fair Value
Fifteen (15) Executives	Various	4,335,000	$142,918	$32.96

The total compensation was $8,218 and $25,190 for the three and nine months ended March 31, 2012.  The total compensation was $2,678 for the three and nine months ended March 31, 2011.  No shares actually vested.  As of March 31, 2012, there was $106,962 in total unrecognized share-based compensation costs.

Stock Options

The following table summarizes the Company’s stock option activity for the nine months ended March 31, 2012:

Number of Options
Outstanding at June 30, 2011	0
Granted	2,667,084
Exercised	0
Forfeited and cancelled	(186,250)
Outstanding at March 31, 2012	2,480,834

The Company is accounting for these options at fair market value of the options on the date of grant, with the value being recognized over the requisite service period.  No shares were vested as of March 31, 2012.  The fair value of each option award is estimated using a Black-Scholes option valuation model.  Expected volatility is based on the historical volatility of the price of comparable companies’ stock.  The risk-free interest rate is based on U.S. Treasury issues with a term equal to the expected life of the option.  The Company uses historical data to estimate expected dividend yield, expected life and forfeiture rates.  Options generally have an expiration  of 10 years and vest over a period of 3 or 4 years.  The fair value of the options granted during the three and nine months ended March 31, 2012 (none were granted in 2011) was estimated based on the following weighted average assumptions:

	Three Months Ended March 31, 2012	Nine Months Ended March 31, 2012
Expected volatility	69%	60%
Risk-free interest rate	1.14%	1.22%
Expected dividend yield	0	0
Expected life (in years)	6.25	6.25
Estimated fair value per option granted	$7.62	$8.24

The total compensation expense of $1,209 and $4,619 was included in the accompanying Statement of Operations in selling, general and administrative expenses for the three and nine months ended March 31, 2012, respectively. There were no such expenses for the three and nine months ended March 31, 2011. No shares actually vested during the periods and the grants provide for vesting annually in arrears over the next four years. As of March 31, 2012, there was approximately $15,757 of total unrecognized stock-based compensation cost.

On August 12, 2011, the Compensation Committee of the Board of Directors approved a stock option plan for non-management directors. Each director is to receive 125,000 non-qualified stock options for common shares of the Company under the Executive Equity Incentive Plan. The initial grant of 625,000 non-qualified stock options was made on August 26, 2011 with each option having an exercise price of $5.00 per share and a fair market value of $8.84. One-fourth of the grant vested on the grant date and the balance will vest pro-rata annually in arrears over the next three years, so long as the director remains in office on the vesting date. The Company has taken a compensation charge for the three and nine months ended March 31, 2012 of approximately $344 and $2,210, respectively, as a result of the foregoing grants.

On August 26, 2011, the Compensation Committee adopted a Company-wide stock option program and granted to 32 employees an aggregate of 1,772,500 non-qualified stock options. Of this total, 255,000 were issued with an exercise price of $5.00 per share and a fair market value of $8.90 per option, 767,500 were issued with an exercise price of $5.00 per share and a fair market value of $8.84 per option, and 750,000 were issued with an exercise price of $10.00 per share and a fair market value of $7.26 per option. The options vest over three to four years. The Company has taken a compensation charge for the three and nine months ended March 31, 2012 of approximately $753 and $2,222, respectively, as a result of the foregoing grants.

On November 16, 2011, the Compensation Committee, pursuant to such program, granted to 24 employees an aggregate of 147,188 non-qualified stock options. Of this total, 72,188 were issued with an exercise price of $11.00 per share and a fair market value of $6.20 per option, and 75,000 were issued with an exercise price of $5.00 per share and a fair market value of $7.98 per option. The options vest over three to four years. The Company has taken a compensation charge in the third quarter of approximately $72 as a result of the foregoing grants.

On February 16, 2012, the Compensation Committee, pursuant to such program, granted to 41 employees an aggregate of 122,396 non-qualified stock options with an exercise price of $12.10 per share and a fair market value of $7.62 per option. The options vest over four years. The Company has taken a compensation charge in the third quarter of approximately $36 as a result of the foregoing grants.

Warrants

In connection with the August 25, 2011 private placement offering, the following warrants were issued:

Tejas Securities Group, Inc., as partial compensation for placement fees, was issued 270,000 five-year non-callable warrants with an exercise price of $5.00 per warrant, and 192,500 three-year warrants with an exercise price of $8.00 per warrant.  Each of the warrants is exercisable for one share of the Company’s common stock.  The fair value of these warrants is $3,949, accounted for as a cost of raising equity.

Robert F.X. Sillerman was issued 1,280,000 three-year warrants with an exercise price of $8.00 per warrant.  Each of the warrants is exercisable for one share of the Company’s common stock.  The fair value of these warrants is $9,216, accounted for as an expense to selling general and administrative expenses on the Consolidated Statement of Operations for the nine months ended March 31, 2012.

Equity Incentive Plan

Stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense over the requisite service period, which is the vesting period, on a straight-line basis. The Company uses the Black-Scholes option pricing model to determine the fair value of stock options and warrants issued. Stock-based awards issued to date are comprised principally of restricted stock awards (RSUs).

The 2011 Executive Incentive Plan (the "Plan") of the Company was approved on February 21, 2011 by the written consent of the holder of a majority of the Company's outstanding common stock. The Plan provides the Company the ability to grant to any officer, director, employee, consultant or other person who provides services to the Company or any related entity, options, stock appreciation rights, restricted stock awards, dividend equivalents and other stock-based awards and performance awards, provided that only employees are entitled to receive incentive stock options in accordance with IRS guidelines. The Company reserved 15,000,000 shares of common stock for delivery under the Plan. Pursuant to the Executive Incentive Plan and the employment agreements, between February 15, 2011 and June 30, 2011 the Compensation Committee of the Company’s Board of Directors authorized the grants of restricted stock described below.  The per share fair value of RSUs granted with service conditions was determined on the date of grant using the fair market value of the shares on the date of grant.

	Date of Grant	Common Shares	Aggregate Fair Value on Date of Grant	Weighted Average Grant Date Fair Value
Seven (7) Executives	Various	3,937,500	$142,918	$35.02

The Company is accounting for these values at fair market value of the shares on the date of grant, with the value being recognized over the requisite service period.  No shares were vested and no shares are forfeited as of June 30, 2011.

The total compensation expense of $10,772 was included in the accompanying Statement of Operations in general and administrative expenses for the year ended June 30, 2011.  There were no such expenses for the year ended June 30, 2010.  No shares actually vested during the periods and the grants provide for vesting annually in arrears over the next five years.  As of June 30, 2011 there was approximately $127 of total unrecognized stock-based compensation cost.

On February 16, 2011, the Company issued a five year warrant for 50,000 shares with an exercise price of $1.60 per share to Berenson & Company, LLC, financial advisor to Sillerman in connection with the Recapitalization, which vested on issuance. The fair value of the Berenson Warrant was determined to be $2,529 using the Black-Scholes option pricing model considering the contractual life of 5 years; expected volatility of 60%; and risk-free interest rate of 2.37%.  This amount was charged to general and administrative expense at the date of issuance.  On May 9, 2011, Berenson Investments LLC exercised the warrant and paid $80 for 50,000 shares of our common stock.

Income Taxes	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Notes to Financial Statements
Note 11. Income Taxes

For the three and nine months ended March 31, 2012 and 2011, the Company did not record an income tax benefit because it has incurred taxable losses and has no history of generating taxable income and therefore the Company cannot  presently anticipate the realization of a tax benefit on its Net Operating Loss carryforward of $4,923. The Company has established a full valuation allowance against its deferred tax assets related to its Net Operating Loss carryforward of $4,923 as of March 31, 2012.  As a result of the change in control pursuant to the Recapitalization, the utilization of the $4,923 Net Operating Loss carryforward will be substantially limited.

The Company will recognize interest and penalties related to any uncertain tax positions through its income tax expense.

The Company may in the future become subject to federal, state and local income taxation though it has not been since its inception.  The Company is not presently subject to any income tax audit in any taxing jurisdiction.

For the year ended June 30, 2011 and 2010, the Company did not record an income tax benefit because it has incurred taxable losses, it has no history of generating taxable income, and the Company cannot presently anticipate the realization of a tax benefit on its Net Operating Loss carryforward of $12,017 and $5,490 as of June 30, 2011 and 2010, respectively.  Accordingly, a full valuation allowance has been established on the related deferred tax assets.   Because of the change of control pursuant to the Recapitalization, utilization of prior fiscal year net operating loss carryforwards of $5,490 will be substantially limited.

The Company will recognize interest and penalties related to any uncertain tax positions through income tax expense.

The Company may in the future become subject to federal, state and city income taxation for years 2008 through 2010 under the normal statute of limitations. Generally, for state tax purposes, the Company’s 2008 through 2010 tax years remain open for examination by the tax authorities under a four year statute of limitations. However, certain states may keep their statute open for six to ten years. There are no income tax audits currently in process with any taxing jurisdictions.

Related Party Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Notes to Financial Statements
Note 12. Related Party Transactions

Recapitalization Notes

In connection with the Recapitalization, Robert F.X. Sillerman (and his spouse and entities controlled by him), and Mitchell Nelson, each executive officers of the Company, executed promissory notes in accordance with their subscription agreements for the payment of the purchase price of the shares, in the amounts of $3,242 and $10, respectively.  Each note is an unsecured five-year note with interest accruing at the annual rate equal to the long-term Applicable Federal Rate in effect as of the date of the Recapitalization Agreement (which was 4.15% per annum).  Mr. Nelson satisfied his note on April 1, 2011.  The notes are due five years after issuance, with interest accrued at the rate of 4.15% per annum, and have been presented as a reduction of the related paid in capital in the accompanying financial statements.  Interest income recorded on these notes for the three and nine months ended March 31, 2012 is $35 and $105, respectively.

Shared Services Agreements

In an effort to economize on costs and be efficient in its use of resources, the Company entered into a shared services agreement with Circle Entertainment Inc. (“Circle”) as of February 15, 2011, pursuant to which it shares costs for legal and administrative services in support of Mitchell J. Nelson, its General Counsel and General Counsel to Circle.  The shared services agreement provides, in general, for sharing on a 50/50 basis of the applicable support provided by either company to Mr. Nelson in connection with his capacity as General Counsel, and an allocation generally based on the services provided by Mr. Nelson, which are initially estimated to be divided evenly between the companies.  The Company is responsible for advancing the salary to Mr. Nelson for both companies and will be reimbursed by Circle for such salary and benefits (but not for any bonus, option or restricted share grant made by either company, which will be the responsibility of the company making such bonus, option or restricted share grant).  The agreement provides for the Chief Executive Officer or President of each Company to meet periodically to assess whether the services have been satisfactorily performed and to discuss whether the allocation has been fair.  The Audit Committee of each company’s Board of Directors will then review and, if appropriate, approve the allocations made and whether payments need to be adjusted or reimbursed, depending on the circumstances.  Because this transaction is subject to certain rules regarding “affiliate” transactions, the Audit Committee and a majority of the independent members of the Company’s Board of Directors have approved the shared services agreement.  This is deemed to be an affiliate transaction because Mr. Sillerman is Chairman and Mr. Nelson is Executive Vice President and General Counsel of Circle.  For the three and nine months ended March 31, 2012, the Company billed Circle $85 and $243, respectively. For the three and nine months ended March 31, 2011, the Company billed Circle $28 and $28, respectively.  Such billings primarily relate to support consisting of legal and administrative services. These services are to be reviewed and, if appropriate, approved by Circle’s Audit Committee and the Company’s Audit Committee. The balance due from Circle on March 31, 2012 was $57, of which $31was paid.

Certain Company accounting personnel may provide personal accounting services to our Executive Chairman, Robert F.X. Sillerman.  To the extent that such services are rendered, Mr. Sillerman shall reimburse the Company therefor.  The reimbursement for any such services shall be reviewed by the Company’s Audit Committee.  For the three and nine months ended March 31, 2012, the Company billed Mr. Sillerman $47 and $88, respectively.  For the three and nine months ended March 31, 2011, the Company billed Mr. Sillerman  $5 and $5, respectively.   The balance due from Mr. Sillerman on March 31, 2012 was $34, which has been paid.

Private Placement

Sillerman Investment Company, LLC purchased units for $11,376 in the August 25, 2011 private placement. As a result of Sillerman Investment Company, LLC’s participation in the placement, 1,280,000 units were considered to have been acquired by Robert F.X. Sillerman with a deemed fair value, based upon the traded value of the stock at the time, in excess of the price paid.  This resulted in a non-cash compensation charge of $19,456 accounted for as expensed selling, general and administrative expenses on the Consolidated Statement of Operations for the nine months ended March 31, 2012.

Asset Contribution Agreement

At the closing of the Recapitalization, the Company entered into an Asset Contribution Agreement with Sillerman Investment Corporation, a Delaware corporation (“SIC”), an affiliate of Robert F.X. Sillerman, our Executive Chairman, whereby SIC assigned certain intellectual property assets used in its business to the Company in exchange for an agreement by the Company to reimburse SIC for expenses incurred in connection with the development of such intellectual property assets and its related business, whenever incurred, at or after the closing, in an aggregate amount not to exceed $2,000.  Pursuant thereto, $1,312 was reimbursed and charged to general and administrative expense in the fiscal year.  This total amount was expensed since the reimbursement related to business operating expenses and expenses related to the development of the Company’s product which were incurred during the preliminary stages of product development and are to be expensed under the guidance of ASC 350-40. Because such transaction was subject to certain rules regarding “affiliated” transactions, the Audit Committee and a majority of the independent members of the Board of Directors approved such reimbursement.

Debt Owed to J. Howard Inc.

As of the Recapitalization, the Company owed J. Howard Inc. the amount of $171 in connection with supporting the daily operations of the Company since 2007.  As part of the Recapitalization, the Company issued 125,000 shares at fair market value of $0.06 per share to J. Howard, Inc., a director and officer of the Company prior to the Recapitalization, and its designees (which included former directors of the Company) in connection with partially extinguishing outstanding debt owed to J. Howard, Inc and the remaining portion of the debt was satisfied by the Company as part of the Recapitalization on February 15, 2011. The remaining debt of $163 was satisfied on February 15, 2011 by payment to J. Howard, Inc. in such amount.  In addition, J. Howard, Inc. was paid $37 to be used for payment of expenses incurred in connection with the Recapitalization on behalf of the Company.

Recapitalization Notes and Expenses

In connection with the Recapitalization, Robert F.X. Sillerman (and his spouse and entities controlled by him), and Mitchell Nelson, each executive officers of the Company, executed promissory notes in accordance with their subscription agreements for the payment of the purchase price of the shares, in the amounts of $3,242 and $10, respectively.  Each note is an unsecured five-year note with interest accruing at the annual rate equal to the long-term Applicable Federal Rate in effect as of the date of the Recapitalization Agreement (which was 4.15% per annum).  Mr. Nelson satisfied his note on April 1, 2011.  The notes are due five years after issuance, with interest accrued at the rate of 4.15% per annum, and have been presented as a reduction of the related paid in capital in the accompanying financial statements. Interest income recorded on these notes in the year ended June 30, 2011 is $49.

In addition, Sillerman Investment Company, LLC was relieved of the obligation to pay $200 in connection with the initial structure of the Recapitalization to J. Howard, Inc. as reimbursement of advances made by J. Howard, Inc. to the Company to support its daily obligations since 2007.  The obligation arose from the initial proposal that investors would invest directly in Sillerman Investment Company, LLC prior to the Recapitalization.  When the structure of the Recapitalization changed, resulting in investments directly in the Company in connection with the Recapitalization, the obligation to pay J. Howard, Inc. became the obligation of the Company.  Because such transaction involved a related party, the Audit Committee of the Company's Board of Directors approved and the independent members of the Board ratified the payment of the obligation by the Company.

Shared Services Agreement

In an effort to economize on costs and be efficient in its use of resources, the Company entered into a shared services agreement with Circle Entertainment Inc. (“Circle”) as of February 15, 2011, pursuant to which it shares costs for legal and administrative services in support of Mitchell J. Nelson, its General Counsel and General Counsel to Circle.  The shared services agreement provides, in general, for sharing on a 50/50 basis of the applicable support provided by either company to Mr. Nelson in connection with his capacity as General Counsel, and an allocation generally based on the services provided by Mr. Nelson, which are initially estimated to be divided evenly between the companies.  The Company is responsible for advancing the salary to Mr. Nelson for both companies and will be reimbursed by Circle for such salary and benefits (but not for any bonus, option or restricted share grant made by either company, which will be the responsibility of the company making such bonus, option or restricted share grant).  The agreement provides for the Chief Executive Officer or President of each Company to meet periodically to assess whether the services have been satisfactorily performed and to discuss whether the allocation has been fair.  The Audit Committee of each company’s Board of Directors will then review and, if appropriate, approve the allocations made and whether payments need to be adjusted or reimbursed, depending on the circumstances.  Because this transaction is subject to certain rules regarding “affiliate” transactions, the Audit Committee and a majority of the independent members of the Company’s Board of Directors have approved the shared services agreement.  This is deemed to be an affiliate transaction because Mr. Sillerman is Chairman and Mr. Nelson is Executive Vice President and General Counsel of Circle.  For the fiscal year ended June 30, 2011, the Company incurred and billed Circle $107 for support, consisting primarily of legal and administrative services. These services provided were approved by Circle’s Audit Committee and the Company’s Audit Committee and the related fees were paid ($25 was paid after June 30, 2011).

In addition, certain of the Company’s accounting personnel may provide personal accounting services to our Executive Chairman, Robert F.X. Sillerman.  To the extent such services are rendered, Mr. Sillerman shall reimburse the Company therefor.  The reimbursement for any such services shall be reviewed by the Company’s Audit Committee.  For the fiscal year ended June 30, 2011, $18 was incurred and paid by Mr. Sillerman for such services ($4 was paid after June 30, 2011).

Consultant

Benjamin Chen, an independent director, is acting as a consultant to the Company in the area of technology, systems architecture and technical operations.  He has been paid $72 for his services through June 30, 2011.

NetJets

The Company executed an agreement with NetJets to bundle a 3.125% fractional share of a G-IV jet owned by Mr. Sillerman with a value of $336 with a new 6.25% fractional share of a G-IV jet which was purchased from NetJets by the Company. The purchase price for the 6.25% interest was $1,175, payable $235 upon signing and the balance of $940 is financed with interest at 6% per annum, monthly payments of $9 and, a five-year balloon of $661.   Monthly management fees (aggregate for both shares) are approximately $26.  Based on the anticipated travel schedule for Mr. Sillerman and the anticipated residual value of the plane at the end of the five-year period of usage, the Company is expected to realize cost savings. The Company’s Audit Committee approved entering into this related party transaction, and on June 17, 2011, the independent members of the Company’s Board of Directors approved the transaction. The Company accounted for the transaction by recording the interests as investment assets and the related debt amounts to Mr. Sillerman and NetJets.

Fair Value Measurement	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Notes to Financial Statements
Fair Value Measurement

The Company values its assets and liabilities using the methods of fair value as described in ASC 820, Fair Value Measurements and Disclosures.  ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value.  The three levels of fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Inputs that are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible, and considers counter-party credit risk in its assessment of fair value.  Observable or market inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s assumptions based on the best information available.

The Company has certain assets and liabilities that are required to be recorded at fair value on a recurring basis in accordance with accounting principles generally accepted in the United States.  The Company’s investment in overnight money market institutional funds, which amounted to $3,797 as of June 30, 2011, is included in Cash and Cash Equivalents on the accompanying consolidated balance sheets and is classified as a Level 1 input.  The carrying value for Cash and Cash Equivalents and Accounts Payable approximate fair value because of the immediate or short-term maturity of these financial instruments.  The Company’s debt of $940 to finance the purchase of an interest in a G-IV jet approximates fair value due to market interest rates. It is not practical to fair value the $336 for the related party debt.

Subsequent Events	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Notes to Financial Statements
Note 13. Subsequent Events

PIPE Transaction

On May 10, 2012, the Company completed the placement of 1,709,091 units (the “Private Placement Units”) to accredited and institutional investors at an aggregate purchase price of $9,400. Each Private Placement Unit consists of (i) one (1) share of common stock, $0.001 par value per share of the Company and (ii) one (1) detachable three (3) year warrant to purchase one (1) share of common stock of the Company with an exercise price of $8.00 per warrant share, at a purchase price of $5.50 per Private Placement Unit. If the Company sells shares of its common stock for the purpose of raising capital at a price below $8.00 per share before the expiration of the exercise period of the warrant, the exercise price of all warrants will be adjusted to the lowest price at which the shares were sold, the result of this re-pricing feature will result in liability accounting which will be marked to market. The proceeds of the offering, less expenses, are to be used for general corporate purposes, including marketing and product development. The Company is obligated to file a registration statement for the common shares and the shares underlying the warrant which are the subject of the PIPE within 30 days of the effectiveness of the currently pending Form S-1 and to use commercially reasonable efforts thereafter to have the registration statement declared effective within 120 days. An executive of the Company participated in the private placement and as a result the Company will record a stock based compensation charge of approximately $1,600 in the 4th quarter.

Line of Credit

On April 4, 2012, the Company’s Board of Directors authorized the Company to raise $20 million through a line of credit, the proceeds of which were to be used for general corporate obligations and working capital. The terms of the line of credit are simple interest accruing at 6% until maturity, which will be on the earlier of (i) 12 months from the date of first draw or (ii) upon the funding of at least $40 million from one or more debt or equity transactions of the Company or any of its wholly-owned subsidiaries. On April 4, 2012, MJX, LLC, an affiliate of Robert F.X. Sillerman, the Company’s Executive Chairman, committed the first $10 million of a line of credit pursuant to a line of credit grid promissory note. In consideration for entering into the line of credit, Mr. Sillerman was entitled to certain options. However, on May 10, 2012, the line of credit agreement with MJX LLC was terminated. The Company has no obligations under the line of credit agreement. No options to purchase shares of the Company’s common stock were issued in connection with the line of credit.

On June 29, 2012, Sillerman Investment Company LLC (the “Lender”), an affiliate of Robert F.X. Sillerman, the Executive Chairman and Chief Executive Officer of the Company, advanced $2,500,000 to the Company. The advance is evidenced by a $10,000,000 line of credit grid promissory note, dated as of June 29, 2012, that was executed and delivered by the Company in favor of the Lender (the “Grid Note”) on July 6, 2012. Under the Grid Note, the Company may periodically draw on the line of credit in amounts of no less than $100,000, and interest will accrue on all unpaid principal amounts at a simple interest rate equal to 9% per annum. The Company is not permitted to make draws more than once per month. The Grid Note matures on the earlier to occur of (i) June 29, 2013 or (ii) upon the receipt of net proceeds by the Company or any of its wholly-owned subsidiaries from one or more debt or equity offerings by the Company or any of its wholly-owned subsidiaries in an amount equal to at least the amount of principal and accrued and unpaid interest outstanding under the Grid Note. At maturity, the Company must pay to the Lender all principal amounts then outstanding, plus accrued and unpaid interest thereon. All net proceeds received by the Company or any of its wholly owned subsidiaries from any debt or equity offering by the Company or any of its wholly-owned subsidiaries must first be applied toward the payment in full of all outstanding principal and accrued but unpaid interest outstanding under the Grid Note. The Company may make prepayments in whole or in part under the Grid Note at any time, provided accrued, but unpaid interest is paid through the prepayment date.

The Company intends to use the proceeds from the Grid Note to fund working capital requirements and for general corporate purposes. Because the Lender is an affiliate of the Company’s Executive Chairman and Chief Executive Officer, a majority of the Company’s independent directors approved the Grid Note.

TIPPT Media, Inc.

On May 14, 2012, the Company sold to TIPPT LLC a 50% ownership interest in TIPPT for $500, payable by a Purchase Money Note with interest accruing at 4% per annum and maturing on December 31, 2016. The Company retains a 15% ownership interest in TIPPT. As part of the transaction, the Company’s obligation to provide advances to TIPPT under the $20,000 line of credit was terminated. Instead TIPPT issued an Amended and Restated Promissory Note to the Company pursuant to which TIPPT agrees to pay the Company $1,201, which represents $701 that was outstanding under the line of credit on April 30, 2012 and an additional $500 that the Company has agreed to loan to TIPPT. In addition, as part of the transaction, the Company terminated the stockholders agreement and entered into an Amended and Restated Stockholders Agreement (the “Stockholders Agreement”) with TIPPT LLC to provide the Company with certain stockholder protections regarding the Company’s remaining interest in TIPPT. The Company’s representatives on the TIPPT Media Inc. board of directors, Mr. Sillerman, Ms. Scardino, and Mr. Nelson, resigned from the TIPPT Media Inc. board of directors. The Company is entitled to a board observer on the TIPPT Media Inc. board. The warrant to purchase one million shares of the Company’s common stock to TIPPT LLC was never issued.

As part of the Company’s review of the fair value of its intangible assets for the three-month period ending March 31, 2012, the Company has 1) derecognized the $2,378 of contingent consideration attributable to the Company’s warrant that was to be issued to TIPPT LLC because the warrant was never issued; and 2) performed a review of the fair value of the remaining $2,250 carrying value of such agreement. The Company is taking an impairment charge for the full carrying value of such agreement. Accordingly the carrying value as of March 31, 2012 is zero. Also, the Company has fully reserved the $500 Purchase Money Note and the $1,201 relating to the Amended and Restated Promissory Note described above.

1 for 2 Reverse Split

On  June 7, 2012, the Company effectuated a 1 for 2 reverse split (the “1 for 2 Reverse Split”). Under the terms of the 1 for 2 Reverse Split, each share of common stock, issued and outstanding as of such effective date, was automatically reclassified and changed into one-half of one share of common stock, without any action by the stockholder. Fractional shares were rounded up to the nearest whole share. All share and per share amounts have been restated to reflect the 1 for 2 Reverse Split.

Settlement

As of June 18, 2012, in connection with the settlement of a dispute, the Company in part issued 51,282 shares of common stock to a former employee and her counsel, subject to the right of the recipient to require the Company to repurchase the stock at a price of $6.00 per share and further subject to the Company’s right to repurchase the shares for $8.00 a share one year after the date of issuance. The Company anticipates recording an expense for approximately $330,000 related to the issuance of the stock.

A. Private Placement

On August 25, 2011, the Company completed the placement of 7,000,000 units (the “Units”), each Unit consisting of (i) one (1) share of common stock, $0.001 par value per share of the Company and (ii) one (1) detachable three (3) year warrant to purchase one (1) share of common stock of the Company with an exercise price of $8.00 per warrant share, at a purchase price of $5.00 per Unit, for an aggregate purchase price of $35,000 to accredited and institutional investors.  The three-year warrants are callable by the Company after February 26, 2012 if a registration statement for the resale of the shares of common stock issuable upon exercise of the warrants has been declared effective for 30 days and the closing bid price of such shares equals at least $8.00 per share for a period of at least 20 consecutive trading days after effectiveness of such registration statement.  The Units issued in such placement were exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to an exemption from registration for transactions not involving a public offering under Section 4(2) of the Securities Act, and the safe harbors for sales under Section 4(2) provided by Regulation D promulgated pursuant to the Securities Act.  Transfer of the shares was restricted by the Company in accordance with the requirements of the Securities Act.  The proceeds of the offering, $35,000, are to be used for general corporate purposes, including marketing and product development.  Tejas Securities Group, Inc. (“Tejas”) and Craig-Hallum Capital Group, LLC acted as placement agents in connection with the offering and received compensation of $1,350 and $165, respectively.  Tejas purchased units in the offering for $713 and received as additional compensation a five-year non-callable warrant for 270,000 common shares at $5.00 per share and 50,000 warrants on the same basis as the investors.  Sillerman Investment Company, LLC purchased $5,000 worth of Units in the placement, and Sillerman Investment Company, LLC, as nominee purchased $6,376 of Units in the placement. The Company will take a compensation charge in the first quarter of approximately $17,162 as a result of the foregoing, resulting from selling shares to executives below fair value.

B. Stock Option Grants

On August 26, 2011, the Compensation Committee adopted a Company-wide stock option program and granted to 32 employees an aggregate of 1,772,500 non-qualified stock options at $5.00 per share or $10.00 per share, depending on recipient, vesting over three to four years, depending on when the employee started at the Company.  The Company will take a compensation charge in the first quarter of approximately $1,037 as a result of the foregoing.

On August 12, 2011, the Compensation Committee of the Board of Directors approved a stock option plan for non-management directors.  Each director is to receive 125,000 non-qualified stock options for common shares of the Company under the Executive Equity Incentive Plan.  The initial grant was made on August 26, 2011 at $5.00 per share.  One-fourth of the grant vested on the grant date and the balance will vest pro-rata annually in arrears over the next three years, so long as the director remains in office on the vesting date. The Company will take a compensation charge in the first quarter of approximately $1,566 as a result of the foregoing.

C. 1 for 2 Reverse Split

On June 7, 2012, the Company effectuated a 1 for 2 reverse split (the “1 for 2 Reverse Split”). Under the terms of the 1 for 2 Reverse Split, each share of common stock, issued and outstanding as of such effective date, was automatically reclassified and changed into one-half of one share of common stock, without any action by the stockholder. Fractional shares were rounded up to the nearest whole share. All share and per share data have been restated to reflect the 1 for 2 Reverse Split.